Cover Page	Oct. 30, 2019
Cover page.
Title of 12(b) Security	Common Stock, $0.01 par value
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	WELLCARE HEALTH PLANS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32209
Entity Tax Identification Number	47-0937650
Entity Address, Address Line One	8735 Henderson Road, Renaissance One
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33634
City Area Code	813
Local Phone Number	290-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001279363
Amendment Flag	false
Trading Symbol	WCG
Security Exchange Name	NYSE